Fair Value Measurements (Details) - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurement Inputs - RICE ACQUISITION CORP. II [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Quantitative Information Regarding Level3 Fair Value Measurements Inputs [Abstract]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Stock price (in Dollars per share)	$ 10.24	$ 10.17
Volatility	15.01%	10.36%	10.36%	21.82%
Term	5 years 2 months 1 day	5 years 3 months 29 days	5 years 3 months 29 days	5 years 5 months 15 days
Risk-free rate	3.56%	3.95%	3.95%	1.30%
Dividend yield	0.00%	0.00%	0.00%	0.00%